Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Technical know-how [Member] Minimum	Dec. 31, 2014 Technical know-how [Member] Maximum	Dec. 31, 2014 Customer relationships	Dec. 31, 2013 Customer relationships	Dec. 31, 2014 Customer relationships Minimum	Dec. 31, 2014 Customer relationships Maximum	Dec. 31, 2014 Order backlog	Dec. 31, 2013 Order backlog	Dec. 31, 2014 Order backlog Minimum	Dec. 31, 2014 Order backlog Maximum	Dec. 31, 2014 Short-term supply agreements	Dec. 31, 2014 Short-term supply agreements Minimum	Dec. 31, 2014 Land use rights Minimum	Dec. 31, 2014 Land use rights Maximum
Goodwill and Other Intangible Assets
Estimated useful lives						5 years 6 months	6 years	5 years 9 months 18 days	5 years 9 months 18 days	5 years 6 months	6 years	1 year 3 months 18 days	1 year 3 months 18 days	1 year	1 year 6 months	6 months	6 months	45 years	50 years
Impairment of Long-Lived Assets
Impairment loss	$ 0	0	$ 0	0	200,497
Government grant
Government grants related to the construction of the solar power plants received	13,030	80,849		350,028	213,976
Grants amortized	7,987	49,557		53,419	13,130
Statutory Reserves
Percentage appropriation to general reserve fund required	10.00%	10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%	50.00%
Appropriation to general reserve fund	$ 80,486	499,383		484,077